Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2020	December 31, 2019
Advances received on contracts in progress, between 1 and 5 years	508	414
Derivatives	6,385	3,395
Total non-current other payables	6,893	3,809
Trade payables	27,226	22,737
Accrued expenses	35,321	45,997
Accrued payroll	5,849	3,313
Dividends payable	565	123
Accrued interest	2,959	3,924
Deferred income	13,138	17,783
Other payables	92	333
Derivatives	—	198
Total current trade and other payables	85,150	94,408